Acquisitions Acquisitions (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2011	Mar. 31, 2013	Dec. 31, 2012	Apr. 02, 2011
Acquisitions [Abstract]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net				$ 39.9
Business Acquisition, Cost of Acquired Entity, Cash Paid				20.0
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable				19.9
Business Acquisition, Purchase Price Allocation, Goodwill Amount				87.4
BusinessAcquisitionPurchasePriceAllocationGoodwillExpectedTaxDeductiblePercent				59.00%
Business Acquisition, Cost of Acquired Entity, Escrow Deposit Used to Fund Post Closing Employment Related Obligations	13.5
Business Acquisition Cost of Acquired Entity Escrow Deposit Used to Fund Post Closing Employment Related Obligations Shares	0.8
BusinessAcquisitionCashEscrowReturned		(1.9)	1.4
BusinessAcquisitionShareEscrowReturnedShares		(0.2)	0.2
BusinessAcquisitionShareEscrowReturnedValue		$ (1.3)	$ 1.4